Condensed Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series A Redeemable Convertible Preferred Stock	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Redeemable Convertible Preferred Stock	Convertible Preferred Stock	Convertible Preferred Stock Series A Redeemable Convertible Preferred Stock	Convertible Preferred Stock Series A Convertible Preferred Stock	Convertible Preferred Stock Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2017					$ 0
Beginning Balance, Shares at Dec. 31, 2017					0
Beginning Balance at Dec. 31, 2017	$ (76)											$ (76)
Beginning Balance, Shares at Dec. 31, 2017										0
Issuance of stock, net of issuance costs	7									$ 1	$ 6
Issuance of stock, net of issuance costs, Shares										2,110,404
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million					$ 9,061
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million, shares					12,500,000
Stock-based compensation	1										1
Net loss	(4,811)											(4,811)
Ending Balance at Dec. 31, 2018	(4,879)									$ 1	7	(4,887)
Ending Balance, Shares at Dec. 31, 2018										2,110,404
Ending Balance at Dec. 31, 2018	$ 9,061		$ 9,061		$ 9,061
Ending Balance, Shares at Dec. 31, 2018	12,500,000		12,500,000		12,500,000
Vesting of restricted shares										239,503
Stock-based compensation	$ 2										2
Net loss	(2,087)											(2,087)
Ending Balance at Mar. 31, 2019	(6,964)									$ 1	9	(6,974)
Ending Balance, Shares at Mar. 31, 2019										2,349,907
Ending Balance at Mar. 31, 2019					$ 9,061
Ending Balance, Shares at Mar. 31, 2019					12,500,000
Beginning Balance at Dec. 31, 2018	$ 9,061		$ 9,061		$ 9,061
Beginning Balance, Shares at Dec. 31, 2018	12,500,000		12,500,000		12,500,000
Beginning Balance at Dec. 31, 2018	$ (4,879)									$ 1	7	(4,887)
Beginning Balance, Shares at Dec. 31, 2018										2,110,404
Settlement of Tranche Right I	(1,621)
Net loss	(9,456)
Ending Balance at Sep. 30, 2019	19,427					$ 27,429				$ 1	6,339	(14,342)
Ending Balance, Shares at Sep. 30, 2019						32,500,000				2,508,614
Beginning Balance at Dec. 31, 2018	$ 9,061		$ 9,061		$ 9,061
Beginning Balance, Shares at Dec. 31, 2018	12,500,000		12,500,000		12,500,000
Beginning Balance at Dec. 31, 2018	$ (4,879)									$ 1	7	(4,887)
Beginning Balance, Shares at Dec. 31, 2018										2,110,404
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million					$ 19,989
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million, shares					20,000,000
Settlement of Tranche Right I	(1,621)				$ (1,621)
Reclassification of redeemable convertible preferred stock and preferred stock tranche obligations	33,748				$ (27,429)	$ 27,429					6,319
Reclassification of redeemable convertible preferred stock and preferred stock tranche obligations, Shares					(32,500,000)	32,500,000
Vesting of restricted shares										476,131
Stock-based compensation	26										26
Net loss	(14,859)											(14,859)
Ending Balance at Dec. 31, 2019	14,036					$ 27,429				$ 1	6,352	(19,746)
Ending Balance, Shares at Dec. 31, 2019						32,500,000				2,586,535
Ending Balance at Dec. 31, 2019	$ 27,429		$ 27,429
Ending Balance, Shares at Dec. 31, 2019	32,500,000		32,500,000
Beginning Balance at Mar. 31, 2019					$ 9,061
Beginning Balance, Shares at Mar. 31, 2019					12,500,000
Beginning Balance at Mar. 31, 2019	$ (6,964)									$ 1	9	(6,974)
Beginning Balance, Shares at Mar. 31, 2019										2,349,907
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million					$ 19,989
Issuance of Series A redeemable convertible preferred stock, net of issuance costs of $0.1 million, shares					20,000,000
Settlement of Tranche Right I					$ (1,621)
Vesting of restricted shares										84,478
Stock-based compensation	4										4
Net loss	(1,497)											(1,497)
Ending Balance at Jun. 30, 2019	(8,457)									$ 1	13	(8,471)
Ending Balance, Shares at Jun. 30, 2019										2,434,385
Ending Balance at Jun. 30, 2019					$ 27,429
Ending Balance, Shares at Jun. 30, 2019					32,500,000
Reclassification of redeemable convertible preferred stock and preferred stock tranche obligations	33,748				$ (27,429)	$ 27,429					6,319
Reclassification of redeemable convertible preferred stock and preferred stock tranche obligations, Shares					(32,500,000)	32,500,000
Vesting of restricted shares										74,229
Stock-based compensation	7										7
Net loss	(5,871)											(5,871)
Ending Balance at Sep. 30, 2019	19,427					$ 27,429				$ 1	6,339	(14,342)
Ending Balance, Shares at Sep. 30, 2019						32,500,000				2,508,614
Beginning Balance at Dec. 31, 2019	$ 27,429		$ 27,429
Beginning Balance, Shares at Dec. 31, 2019	32,500,000		32,500,000
Beginning Balance at Dec. 31, 2019	$ 14,036					$ 27,429				$ 1	6,352	(19,746)
Beginning Balance, Shares at Dec. 31, 2019						32,500,000				2,586,535
Issuance of stock, net of issuance costs		$ 1,972					$ 1,972
Issuance of stock, net of issuance costs, Shares							2,000,000
Vesting of restricted shares										70,538
Stock-based compensation	66										66
Net loss	(7,886)											(7,886)
Ending Balance at Mar. 31, 2020	8,188					$ 29,401				$ 1	6,418	(27,632)
Ending Balance, Shares at Mar. 31, 2020						34,500,000				2,657,073
Beginning Balance at Dec. 31, 2019	$ 27,429		$ 27,429
Beginning Balance, Shares at Dec. 31, 2019	32,500,000		32,500,000
Beginning Balance at Dec. 31, 2019	$ 14,036					$ 27,429				$ 1	6,352	(19,746)
Beginning Balance, Shares at Dec. 31, 2019						32,500,000				2,586,535
Exercise of stock options, Shares	30,409
Net loss	$ (30,788)
Ending Balance at Sep. 30, 2020	366,845									$ 5	417,374	(50,534)
Ending Balance, Shares at Sep. 30, 2020										45,004,247
Beginning Balance at Mar. 31, 2020	8,188					$ 29,401				$ 1	6,418	(27,632)
Beginning Balance, Shares at Mar. 31, 2020						34,500,000				2,657,073
Exercise of stock options, Shares										753
Vesting of restricted shares										70,539
Stock-based compensation	75										75
Net loss	(8,982)											(8,982)
Ending Balance at Jun. 30, 2020	(719)					$ 29,401				$ 1	6,493	(36,614)
Ending Balance, Shares at Jun. 30, 2020						34,500,000				2,728,365
Conversion of convertible preferred stock into common stock upon initial public offering						$ (162,215)				$ 3	162,212
Conversion of convertible preferred stock into common stock upon initial public offering, Shares						(93,159,724)				28,086,375
Issuance of stock, net of issuance costs	246,411		$ 17,495	$ 115,319				$ 17,495	$ 115,319	$ 1	246,410
Issuance of stock, net of issuance costs, Shares								17,500,000	41,159,724	14,089,314
Exercise of stock options	24										24
Exercise of stock options, Shares										29,656
Vesting of restricted shares										70,537
Stock-based compensation	2,235										2,235
Net loss	(13,920)											(13,920)
Ending Balance at Sep. 30, 2020	$ 366,845									$ 5	$ 417,374	$ (50,534)
Ending Balance, Shares at Sep. 30, 2020										45,004,247